Convertible Debentures - Narrative (Details) $ / shares in Units, $ in Thousands		9 Months Ended			12 Months Ended
	Jan. 24, 2019 CAD ($) shares	Mar. 31, 2023 CAD ($) shares		Mar. 31, 2023 USD ($) shares	Mar. 31, 2024 CAD ($) shares		Mar. 31, 2024 USD ($) shares		Mar. 31, 2023 USD ($)	Jun. 30, 2022 CAD ($)	Jan. 24, 2019 USD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Repayment of convertible debenture		$ 128,706	[1]		$ 91,635
Amount outstanding		$ 45,734			$ 57,259					$ 0
Share Capital
Disclosure of detailed information about borrowings [line items]
Shares issued to repurchase convertible debentures (in shares) | shares		0		0	7,259,329	[2]	7,259,329	[2]
Convertible debenture, January 2019
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 460,600										$ 345,000,000
Interest rate	5.50%										5.50%
Conversion, number of common shares (in shares) | shares	11.53
Principal amount used for conversion rate											$ 1,000
Conversion price (in USD per share) | $ / shares											$ 86.72
Repurchased amount		$ 135,000		$ 99,000,000	$ 148,300		$ 109,900,000
Repurchased amount including accrued interest		130,400		$ 95,700,000	147,600		$ 109,300,000
Loss on repurchase of debentures		$ 10,900			$ 9,200
Average discount percentage on convertible debentures repurchased		4.68%		4.68%	1.36%		1.36%
Repayment of convertible debenture		$ 128,700		$ 95,700,000	$ 91,600		$ 109,300,000
Amount outstanding		$ 148,500			$ 0				$ 109,900,000

[1]	Comparative information has been adjusted due to discontinued operations see Note 11(b).
[2]	As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.